Property, Plant and Equipment - Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
May 31, 2011
Impaired Long-Lived Assets Held and Used [Line Items]
Property, plant and equipment impairment charge	$ 17.0
Cost of sales [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Property, plant and equipment impairment charge	6.5
Selling, general and administrative expense [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Property, plant and equipment impairment charge	$ 10.5